Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Short-term borrowings
Schedule of short-term debt borrowings

	Maturity	Principal	Interest rate
Short-term borrowings	date	amount	per annum	Name of bank
Term loan
Loan I	December 26,2020	3,000	4.55%	Industrial & Commercial Bank of China(“ICBC”)